Parent Only Financial Information - Condensed Statements of Financial Condition (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Condensed Financial Statements, Captions [Line Items]
Cash and amounts due from depository institutions	$ 14,133	$ 14,403		$ 13,102
Loans receivable	1,814,071	1,741,471		1,360,871
Other assets	10,765	5,865		11,303
Total Assets	3,547,869	3,510,009		3,145,360
Other liabilities	18,152	14,134		11,610
Stockholders' equity	493,234	494,676	464,515	467,707	491,617	487,874
Total Liabilities and Stockholders' Equity	3,547,869	3,510,009		3,145,360
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and amounts due from depository institutions		17,413		13,524
Loans receivable		5,065		6,726
Investment in subsidiaries		472,110		447,498
Other assets		154		62
Total Assets		494,742		467,810
Other liabilities		66		103
Stockholders' equity		494,676		467,707
Total Liabilities and Stockholders' Equity		$ 494,742		$ 467,810